S000071943 [Member] Annual Fund Operating Expenses - Nuveen Winslow Large-Cap Growth ESG ETF - Nuveen Winslow Large-Cap Growth ESG ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.65%